Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Cost of Retirement Plan	The cost of the Southwest plan is listed below (in thousands):

	2014	2013	2012
Employee Investment Plan cost	$4,816	$4,850	$4,707

Schedule of Allocation of Plan Assets	At December 31, 2014, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2014	December 31, 2013
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.25%
Asset return assumption	7.75%	7.75%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2014			2013
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$886,714	$36,143	$58,020	$902,812	$37,373	$59,704
Service cost	21,360	292	1,101	23,056	373	1,220
Interest cost	43,440	1,745	2,829	37,607	1,535	2,482
Plan amendments	—	—	6,661	—	—	—
Actuarial loss (gain)	144,606	5,459	4,567	(44,768)	(661)	(4,073)
Benefits paid	(35,880)	(2,463)	(976)	(31,993)	(2,477)	(1,313)

Benefit obligation at end of year (PBO/PBO/APBO)	1,060,240	41,176	72,202	886,714	36,143	58,020

Change in plan assets
Market value of plan assets at beginning of year	719,944	—	42,314	609,750	—	35,250
Actual return on plan assets	34,732	—	2,859	96,187	—	7,319
Employer contributions	36,000	2,463	—	46,000	2,477	169
Benefits paid	(35,880)	(2,463)	(281)	(31,993)	(2,477)	(424)

Market value of plan assets at end of year	754,796	—	44,892	719,944	—	42,314

Funded status at year end	$(305,444)	$(41,176)	$(27,310)	$(166,770)	$(36,143)	$(15,706)

Weighted-average assumptions (benefit obligation)
Discount rate	4.25%	4.25%	4.25%	5.00%	5.00%	5.00%
Weighted-average rate of compensation increase	2.75%	2.75%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2014	December 31, 2013
Retirement plan	$886,215	$794,919
SERP	39,125	33,894

Schedule of Expected Benefit Payments

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2015	2016	2017	2018	2019	2020-2024
Pension	$ 39.1	$41.3	$43.1	$45.3	$47.5	$272.7
PBOP	3.3	3.6	3.8	4.0	4.1	20.4
SERP	2.6	2.6	2.6	2.6	2.6	13.0

Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2014	2013	2012	2014	2013	2012	2014	2013	2012
(Thousands of dollars)
Service cost	$21,360	$23,056	$20,319	$292	$373	$274	$1,101	$1,220	$977
Interest cost	43,440	37,607	38,266	1,745	1,535	1,629	2,829	2,482	2,547
Expected return on plan assets	(53,342)	(49,840)	(45,780)	—	—	—	(3,264)	(2,824)	(2,404)
Amortization of prior service cost	—	—	—	—	—	—	355	355	—
Amortization of transition obligation	—	—	—	—	—	—	—	—	867
Amortization of net actuarial loss	22,873	32,261	23,883	783	971	683	—	945	1,031

Net periodic benefit cost	$34,331	$43,084	$36,688	$2,820	$2,879	$2,586	$1,021	$2,178	$3,018

Weighted-average assumptions (net benefit cost)
Discount rate	5.00%	4.25%	5.00%	5.00%	4.25%	5.00%	5.00%	4.25%	5.00%
Expected return on plan assets	7.75%	8.00%	8.00%	7.75%	8.00%	8.00%	7.75%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	2.75%	3.00%	3.25%	2.75%	3.00%	N/A	N/A	N/A

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2014				2013				2012
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$173,646	$163,215	$5,460	$4,971	$(100,345)	$(91,115)	$(662)	$(8,568)	$74,853	$70,016	$4,111	$726
Amortization of prior service cost (b)	(355)	—	—	(355)	(355)	—	—	(355)	—	—	—	—
Amortization of transition obligation (b)	—	—	—	—	—	—	—	—	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(23,656)	(22,872)	(784)	—	(34,177)	(32,261)	(971)	(945)	(25,597)	(23,883)	(683)	(1,031)
Prior service cost	6,661	—	—	6,661	—	—	—	—	2,423	—	—	2,423
Regulatory adjustment	(140,308)	(129,031)	—	(11,277)	123,630	113,762	—	9,868	(42,771)	(41,520)	—	(1,251)

Recognized in other comprehensive
(income) loss	15,988	11,312	4,676	—	(11,247)	(9,614)	(1,633)	—	8,041	4,613	3,428	—
Net periodic benefit costs recognized in net income	38,172	34,331	2,820	1,021	48,141	43,084	2,879	2,178	42,292	36,688	2,586	3,018

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$54,160	$45,643	$7,496	$1,021	$36,894	$33,470	$1,246	$2,178	$50,333	$41,301	$6,014	$3,018

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2014 and December 31, 2013. The SERP has no assets. There were no transfers between Levels 1 and 2 during 2014.

	December 31, 2014			December 31, 2013
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$6,661	$198	$6,859	$8,224	$244	$8,468
Capital equipment	2,222	66	2,288	3,891	115	4,006
Chemicals/materials	5,233	155	5,388	8,228	244	8,472
Consumer goods	41,731	1,238	42,969	54,329	1,611	55,940
Energy and mining	18,502	549	19,051	36,126	1,071	37,197
Finance/insurance	20,685	613	21,298	37,643	1,116	38,759
Healthcare	37,846	1,122	38,968	40,426	1,199	41,625
Information technology	25,881	767	26,648	24,636	731	25,367
Services	28,846	855	29,701	31,212	926	32,138
Telecommunications/internet/media	18,498	549	19,047	24,270	720	24,990
Other	10,958	325	11,283	16,455	488	16,943
Real estate investment trusts	5,713	169	5,882	5,779	171	5,950
Mutual funds	86,159	24,567	110,726	76,764	22,495	99,259
Government fixed income securities	44,694	1,325	46,019	34,495	1,023	35,518
Preferred securities	568	17	585	—	—	—

Total Level 1 Assets (1)	$354,197	$32,515	$386,712	$402,478	$32,154	$434,632

Level 2 – Significant other observable inputs
Commercial paper	$—	$—	$—	$1,411	$42	$1,453
Government fixed income and mortgage backed securities	48,312	1,433	49,745	49,298	1,462	50,760
Corporate fixed income securities
Asset-backed and mortgage-backed	27,071	803	27,874	20,697	614	21,311
Banking	23,289	691	23,980	19,004	564	19,568
Insurance	6,182	183	6,365	6,481	192	6,673
Utilities	4,232	126	4,358	5,278	156	5,434
Other	23,120	686	23,806	19,649	582	20,231
Pooled funds and mutual funds	11,968	984	12,952	8,111	1,150	9,261
State and local obligations	1,499	44	1,543	1,370	41	1,411

Total Level 2 assets (2)	$145,673	$4,950	$150,623	$131,299	$4,803	$136,102

Level 3 – Significant unobservable inputs
Commingled equity funds	$259,235	$7,687	$266,922	$189,452	$5,618	$195,070

Total Level 3 assets (3)	$259,235	$7,687	$266,922	$189,452	$5,618	$195,070

Total Plan assets at fair value	$759,105	$45,152	$804,257	$723,229	$42,575	$765,804
Insurance company general account contracts (4)	4,003	—	4,003	4,296	—	4,296

Total Plan assets (5)	$763,108	$45,152	$808,260	$727,525	$42,575	$770,100

(1)

Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in domestic and international securities (predominately Level 1 assets) regularly traded on securities exchanges. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Domestic large capitalization value equities
•	International developed countries value and growth equities
•	Emerging markets equities
•	International small capitalization equities

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminishes the greater the transaction. Other such funds may impose fees to recover direct costs incurred by the fund at redemption, but are indeterminable prior to redemption.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $8,572,000 (qualified retirement plan – $8,312,000, PBOP – $260,000) and $7,842,000 (qualified retirement plan – $7,581,000, PBOP – $261,000) for 2014 and 2013, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Schedule of Effect of Significant Unobservable Inputs

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2012	$127,467
Actual return on plan assets:
Relating to assets still held at the reporting date	21,903
Relating to assets sold during the period	—
Purchases	45,700
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2013	195,070
Actual return on plan assets:
Relating to assets still held at the reporting date	(6,932)
Relating to assets sold during the period	2,069
Purchases	82,615
Sales	(5,900)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2014	$266,922